Transactions with Related Parties - Schedule of Account Balances with Related Parties (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Receivables	₩ 1,537	₩ 3,334
Payables	4	100
GungHo Online Entertainment, Inc.
Disclosure of transactions between related parties [line items]
Receivables	1,536	3,333
Payables	3	3
GungHo Online Entertainment America
Disclosure of transactions between related parties [line items]
Receivables	1	1
Payables	₩ 1	₩ 97